ACCOUNTS AND OTHER RECEIVABLE, NET	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET	ACCOUNTS AND OTHER RECEIVABLE, NET

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Current, net	$6,167	$6,550
Non-current, net
Accounts receivable	101	397
Retainer on customer contract	55	58
Billing rights	798	720
Total non-current, net	$954	$1,175
Total (1)	$7,121	$7,725
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(1)Includes a receivable of $1,850 million (December 31, 2025: $2,412 million) related to tax benefits at the Corporation’s advanced energy storage operation. Refer to Note 2(c)(i) for additional information.
Non-current billing rights represent unbilled rights from the Corporation’s water and wastewater operation in Brazil from revenues earned from the construction of public concession contracts classified as financial assets, which are recognized when there is an unconditional right to receive cash or other financial assets from the concession authority for the construction services.
The Corporation’s construction operation has a retention balance, which comprises amounts that have been earned but held back until the satisfaction of certain conditions specified in the contract. The retention balance included in the current accounts and other receivable, net as at June 30, 2026 was $60 million (December 31, 2025: $63 million).